SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Jul. 20, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Dividend value	$ 100,000
Common stock, shares authorized	900,000,000
Common stock, par value	$ 0.0001			$ 0.0001
Net asset additional paid in capital cash		$ 2,565,640
Cost incurred for public offering		2,685,519
Total Shareholders Equity [Member]
Class of Stock [Line Items]
Net asset additional paid in capital cash		2,565,640
Cost incurred for public offering		$ 2,685,519
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		37,971,245	34,401,887
Common stock, shares outstanding		37,971,245	34,401,887
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		15,598,113	15,598,113
Common stock, shares outstanding		15,598,113	15,598,113